Results of operation - Selling, General and Administrative expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and Development expenses
Staff costs	€ 11,992,000	€ 10,026,000	€ 23,493,000	€ 21,550,000
Total selling, general and administrative expenses	15,618,000	10,672,000	30,992,000	23,063,000
Selling, General and Administrative expenses
Research and Development expenses
Staff costs	8,942,000	6,326,000	17,718,000	13,270,000
Consulting and contractors' fees	3,816,000	2,527,000	7,053,000	5,734,000
Legal fees	995,000	217,000	2,540,000	479,000
Rent	101,000	124,000	138,000	230,000
Depreciation and amortization expense	342,000	356,000	782,000	719,000
IT	413,000	587,000	812,000	1,045,000
Travel	814,000	410,000	1,577,000	1,168,000
Insurance fees	103,000	108,000	213,000	221,000
Impairment loss on trade receivables	39,000		37,000
Other	53,000	17,000	122,000	197,000
Total selling, general and administrative expenses	€ 15,618,000	€ 10,672,000	30,992,000	€ 23,063,000
Selling, General and Administrative expenses | Constructive obligation
Research and Development expenses
Consulting and contractors' fees			€ 37